EMPLOYEE BENEFIT PLANS	3 Months Ended	12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
NOTE 5:	EMPLOYEE BENEFIT PLANS

The following tables summarize the components of net periodic benefit cost and the changes recognized in “Accumulated other comprehensive loss” for the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	Three Months Ended		Three Months Ended
	February 26, 2017	February 28, 2016	February 26, 2017	February 28, 2016
	(Dollars in thousands)
Net periodic benefit cost:
Service cost	$2,463	$2,058	$43	$50
Interest cost	9,180	9,472	787	806
Expected return on plan assets	(12,115)	(12,134)	—	—
Amortization of prior service benefit	(15)	(15)	—	—
Amortization of actuarial loss	3,379	3,007	318	742

Net periodic benefit cost	2,892	2,388	1,148	1,598

Changes in accumulated other comprehensive loss:
Actuarial (gain) loss	(9)	152	—	—
Amortization of prior service benefit	15	15	—	—
Amortization of actuarial loss	(3,379)	(3,007)	(318)	(742)

Total recognized in accumulated other comprehensive loss	(3,373)	(2,840)	(318)	(742)

Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$(481)	$(452)	$830	$856

NOTE 8:	EMPLOYEE BENEFIT PLANS

Pension plans. The Company has several non-contributory defined benefit retirement plans covering eligible employees. Plan assets are invested in a diversified portfolio of securities including stocks, bonds, cash equivalents and other alternative investments including real estate investment trust funds. Benefits payable under the plans are based on years of service, final average compensation, or both. The Company retains the right to amend, curtail or discontinue any aspect of the plans, subject to local regulations.

Postretirement plans. The Company maintains plans that provide postretirement benefits to eligible employees, principally health care, to substantially all U.S. retirees and their qualified dependents. These plans were established with the intention that they would continue indefinitely. However, the Company retains the right to amend, curtail or discontinue any aspect of the plans at any time. The plans are contributory and contain certain cost-sharing features, such as deductibles and coinsurance. The Company’s policy is to fund postretirement benefits as claims and premiums are paid.

The following tables summarize activity of the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
	(Dollars in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,194,365	$1,289,337	$117,740	$134,084
Service cost	8,234	8,352	200	251
Interest cost(1)	37,819	47,179	3,223	4,588
Plan participants’ contribution	484	534	4,172	4,512
Actuarial loss (gain)(2)	33,948	(56,352)	5,556	(5,918)
Net curtailment loss	119	300	—	—
Impact of foreign currency changes	(15,435)	(21,306)	—	—
Plan settlements(3)	(417)	(4,145)	—	—
Special termination benefits	—	—	—	—
Net benefits paid	(67,183)	(69,534)	(18,440)	(19,777)

Benefit obligation at end of year	$1,191,934	$1,194,365	$112,451	$117,740

Change in plan assets:
Fair value of plan assets at beginning of year	838,551	878,823	—	—
Actual return on plan assets(4)	49,986	10,185	—	—
Employer contribution	31,147	36,151	14,268	15,265
Plan participants’ contributions	484	534	4,172	4,512
Plan settlements(3)	(417)	(4,145)	—	—
Impact of foreign currency changes	(15,246)	(13,463)	—	—
Net benefits paid	(67,183)	(69,534)	(18,440)	(19,777)

Fair value of plan assets at end of year	837,322	838,551	—	—

Unfunded status at end of year	$(354,612)	$(355,814)	$(112,451)	$(117,740)

(1)	The decrease in interest cost is primarily due to the election made at the end of 2015 to adopt the spot-rate approach to determine the interest cost component of pension and postretirement expense.

(2)	Actuarial losses in 2016 in the Company’s pension benefit plans resulted from changes in discount rate assumptions. Actuarial gains in 2015 in the Company’s pension benefit plans resulted from changes in mortality and discount rate assumptions, primarily for the Company’s U.S. plans. Changes in financial markets during 2016 and 2015, including a decrease and increase, respectively, in corporate bond yield indices, resulted in an increase and decrease in benefit obligations, respectively.

(3)	The decrease in pension plan settlements in 2016 was primarily due to 2015 settlement activity that continued to reflect impacts from restructuring.

(4)	The increase in return on plan assets in 2016 was primarily due to better-than-expected asset performance, as compared to the poor investment performance in 2015, of U.S. and international equity securities.

Amounts recognized in the Company’s consolidated balance sheets as of November 27, 2016, and November 29, 2015, consist of the following:

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
	(Dollars in thousands)
Unfunded status recognized on the balance sheet:
Prepaid benefit cost	$5,555	$8,842	$—	$—
Accrued benefit liability – current portion	(9,142)	(9,044)	(11,485)	(12,500)
Accrued benefit liability – long-term portion	(351,025)	(355,612)	(100,966)	(105,240)

	$(354,612)	$(355,814)	$(112,451)	$(117,740)

Accumulated other comprehensive loss:
Net actuarial loss	$(385,942)	$(365,657)	$(28,665)	$(26,076)
Net prior service benefit	420	471	—	—

	$(385,522)	$(365,186)	$(28,665)	$(26,076)

The accumulated benefit obligation for all defined benefit plans was $1.2 billion and $1.2 billion at November 27, 2016, and November 29, 2015, respectively. Information for the Company’s defined benefit plans with an accumulated or projected benefit obligation in excess of plan assets is as follows:

	Pension Benefits
	2016	2015
	(Dollars in thousands)
Accumulated benefit obligations in excess of plan assets:
Aggregate accumulated benefit obligation	$1,079,316	$1,053,493
Aggregate fair value of plan assets	725,830	694,440

Projected benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$1,086,842	$1,087,588
Aggregate fair value of plan assets	726,675	722,931

The components of the Company’s net periodic benefit cost were as follows:

	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
	(Dollars in thousands)
Net periodic benefit cost:
Service cost	$8,234	$8,352	$8,397	$200	$251	$255
Interest cost(1)	37,819	47,179	54,958	3,223	4,588	5,199
Expected return on plan assets	(48,422)	(50,825)	(55,521)	—	—	—
Amortization of prior service benefit	(61)	(61)	(53)	—	—	(5)
Amortization of actuarial loss	12,036	12,578	10,932	2,967	4,511	4,201
Curtailment (gain) loss	(140)	656	2,614	—	—	733
Special termination benefit	—	—	35	—	—	—
Net settlement loss (gain)	49	(45)	30,558	—	—	—

Net periodic benefit cost	9,515	17,834	51,920	6,390	9,350	10,383

Changes in accumulated other comprehensive loss:
Actuarial loss (gain)	32,187	(15,228)	92,544	5,556	(5,918)	6,453
Amortization of prior service benefit	61	61	53	—	—	5
Amortization of actuarial loss	(12,036)	(12,578)	(10,932)	(2,967)	(4,511)	(4,201)
Curtailment gain (loss)	173	(656)	113	—	—	—
Net settlement (loss) gain	(49)	45	(30,712)	—	—	—

Total recognized in accumulated other comprehensive loss	20,336	(28,356)	51,066	2,589	(10,429)	2,257

Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$29,851	$(10,522)	$102,986	$8,979	$(1,079)	$12,640

(1)	The decrease in interest cost is primarily due to the election made at the end of 2015 to adopt the spot-rate approach to determine the interest cost component of pension and postretirement expense.

The amounts that will be amortized from “Accumulated other comprehensive loss” into net periodic benefit cost in 2017 for the Company’s defined benefit pension and postretirement benefit plans are expected to be $13.4 million and $1.3 million, respectively.

Assumptions used in accounting for the Company’s benefit plans were as follows:

	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014

Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.0%	3.8%	4.6%	3.8%	3.6%	4.2%
Expected long-term rate of return on plan assets	5.9%	5.9%	6.3%
Rate of compensation increase	3.4%	3.4%	3.7%

Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.8%	4.0%	3.8%	3.7%	3.8%	3.6%
Rate of compensation increase	3.4%	3.4%	3.4%

Assumed health care cost trend rates were as follows:
Health care trend rate assumed for next year				6.4%	6.4%	7.0%
Rate trend to which the cost trend is assumed to decline				4.4%	4.4%	4.5%
Year that rate reaches the ultimate trend rate				2038	2038	2028

For the Company’s U.S. benefit plans, the discount rate used to determine the present value of the future pension and postretirement plan obligations was based on a yield curve constructed from a portfolio of high quality corporate bonds with various maturities. Each year’s expected future benefit payments are discounted to their present value at the appropriate yield curve rate, thereby generating the overall discount rate. The Company utilized a variety of country-specific third-party bond indices to determine the appropriate discount rates to use for the benefit plans of its foreign subsidiaries.

The Company bases the overall expected long-term rate of return on assets on anticipated long-term returns of individual asset classes and each pension plans’ target asset allocation strategy based on current economic conditions. For the U.S. pension plan, the expected long-term returns for each asset class are determined through a mean-variance model to estimate 20-year returns for the plan.

Health care cost trend rate assumptions are not a significant input in the calculation of the amounts reported for the Company’s postretirement benefits plans. A one percentage-point change in assumed health care cost trend rates would have no significant effect on the total service and interest cost components or on the postretirement benefit obligation.

Consolidated pension plan assets relate primarily to the U.S. pension plan. The Company utilizes the services of independent third-party investment managers to oversee the management of U.S. pension plan assets. The Company’s investment strategy is to invest plan assets in a diversified portfolio of domestic and international equity securities, fixed income securities and real estate and other alternative investments with the objective of generating long-term growth in plan assets at a reasonable level of risk. Prohibited investments for the U.S. pension plan include certain privately placed or other non-marketable debt instruments, letter stock, commodities or commodity contracts and derivatives of mortgage-backed securities, such as interest-only, principal-only or inverse floaters. The current target allocation percentages for the Company’s U.S. pension plan assets are 40-44% for equity securities, 48-52% for fixed income securities and 6-10% for other alternative investments, including real estate.

The fair value of the Company’s pension plan assets by asset class are as follows:

	Year Ended November 27, 2016
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$2,676	$2,676	$—	$—
Equity securities(1)
U.S. large cap	190,811	—	190,811	—
U.S. small cap	37,434	—	37,434	—
International	144,241	—	144,241	—
Fixed income securities(2)	395,995	—	395,995	—
Other alternative investments
Real estate(3)	53,783	—	53,783	—
Private equity(4)	1,344	—	—	1,344
Hedge fund(5)	7,337	—	7,337	—
Other(6)	3,701	—	3,701	—

Total investments at fair value	$837,322	$2,676	$833,302	$1,344

	Year Ended November 29, 2015
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$1,706	$1,706	$—	$—
Equity securities(1)
U.S. large cap	185,526	—	185,526	—
U.S. small cap	31,935	—	31,935	—
International	133,298	—	133,298	—
Fixed income securities(2)	415,228	—	415,228	—
Other alternative investments
Real estate(3)	58,364	—	58,364	—
Private equity(4)	1,720	—	—	1,720
Hedge fund(5)	7,488	—	7,488	—
Other(6)	3,286	—	3,286	—

Total investments at fair value	$838,551	$1,706	$835,125	$1,720

(1)	Primarily comprised of equity index funds that track various market indices.

(2)	Predominantly includes bond index funds that invest in long-term U.S. government and investment grade corporate bonds.

(3)	Primarily comprised of investments in U.S. Real Estate Investment Trusts.

(4)	Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.

(5)	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.

(6)	Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.

The fair value of plan assets are composed of U.S. plan assets of $697.4 million and non-U.S. plan assets of $139.9 million. The fair values of the substantial majority of the equity, fixed income and real estate investments are based on the net asset value of commingled trust funds that passively track various market indices.

The Company’s estimated future benefit payments to participants, which reflect expected future service, as appropriate are anticipated to be paid as follows:

Fiscal year	Pension Benefits	Postretirement Benefits	Total
	(Dollars in thousands)
2017	$65,722	$14,237	$79,959
2018	66,084	13,338	79,422
2019	65,849	12,799	78,648
2020	66,539	12,282	78,821
2021	67,646	11,528	79,174
2022-2024	350,466	46,026	396,492

At November 27, 2016, the Company’s contributions to its pension plans in 2017 were estimated to be approximately $53.2 million.